Exchange rates (Tables)	12 Months Ended
Dec. 31, 2022
Exchange rates
Summary of exchange rates in preparing consolidated financial statements

				Statement of
	Income statement			financial position
	2020	2021	2022	2021	2022
Euro to sterling	1.12	1.16	1.17	1.19	1.13
US dollar to sterling	1.28	1.38	1.24	1.35	1.21